Short Term Bank Loans - Schedule of Movement Short-Term Bank Loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement Short-Term Bank Loans [Abstract]
Beginning balance	$ 3,877,083	$ 3,943,718
Additions	1,103,053	2,079,002
Repayments	(1,792,461)	(3,187,803)
Foreign currency translation adjustments	64,880	(82,825)
Ending balance	$ 3,252,555	$ 2,752,092